Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]
The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
October 9, 2009	January 1, 2014-December 31, 2018

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Taiwan operations	$28,349	63,347	10,333
Cayman operations	4,363	(4,569)	(2,843)
Samoa operations	-	-	22,938
US operations	(719)	(842)	(947)
China operations	825	1,336	659
Korea operations	33	124	179
Japan operations	16	22	19
	$32,867	59,418	30,338

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2015, 2016 and 2017 consist of the following:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$1,467	6,451	2,416
Taiwan operations – 10% of surtax	5,405	5,733	1,020
Samoa operation	-	-	2,304
US operations	24	107	37
China operations	338	308	280
Korea operations	17	43	57
Japan operations	6	7	7
Total current tax expense	7,257	12,649	6,121

Deferred:
Taiwan operations – based on statutory tax rate of 17%	4,527	(2,033)	(1,592)
Taiwan operations – 10% of surtax	(287)	(1)	119
US operations	(18)	10	(22)
China operations	(68)	61	(90)
Korea operations	(6)	(15)	(16)
Total deferred tax expense (benefit)	4,148	(1,978)	(1,601)
Income tax expense	$11,405	10,671	4,520

Deferred Income Tax Expense [Table Text Block]
The significant components of deferred tax expense (benefit) attributable to income from continuing operations for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(546)	(405)	116
Tax expenses (benefits) of unrealized foreign exchange gain	512	(1,569)	(1,110)
Tax expenses (benefits) of allowance for doubtful accounts	2,304	(4)	11
Tax expenses (benefits) of used (unused) tax credits	3,337	-	(618)
Tax benefits of advanced share-based compensation deductions	(1,459)	-	-
	$4,148	(1,978)	(1,601)

Schedule Of Income Tax Reconciliation [Table Text Block]
The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Expected income tax expense	$5,587	10,101	5,158
Tax on undistributed earnings	3,011	3,111	(1,181)
Tax-exempt income	(1,759)	(3,922)	(548)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(839)	(541)	(686)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(2,157)	-	-
Increase in tax credits	(4,242)	(4,970)	(3,919)
Increase in deferred tax asset valuation allowance	6,640	6,802	5,822
Capital gain Tax	-	-	2,304
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	915	(294)	(298)
Tax effect resulting from foreign currency matters(*)	3,583	(1,598)	-
Foreign tax rate differential	(454)	1,339	(2,565)
Variance from audits, amendments and examinations of prior years’ income tax filings	793	69	462
Others	327	574	(29)
Actual income tax expense	$11,405	10,671	4,520

(*) The subsidiaries located in the R.O.C. changed their functional currency of the tax basis of assets and liabilities from NT dollar to U.S. dollar. Accordingly these subsidiaries are now having a U.S. dollar dominated tax basis and U.S. GAAP functional currency.

Schedule Of Total Income Tax Expense Benefit [Table Text Block]
The amount of income tax expense (benefit) for the years ended December 31, 2015, 2016 and 2017 was allocated as follows:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Income from continuing operations	$11,405	10,671	4,520
Other comprehensive income (loss)	(168)	6	(25)
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(771)	-	-
Retained earnings for previously unrecognized excess tax benefits	-	(141)	-
	$10,466	10,536	4,495

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2016 and 2017, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2016	2017
	(in thousands)
Deferred tax assets:
Inventory	$7,305	6,639
Tax credit carryforwards	1,328	2,178
Operating loss carryforward-statutory tax	34,341	38,264
Operating loss carryforward-undistributed earnings tax	14,695	17,930
Other	2,425	2,646
Total gross deferred tax assets	60,094	67,657
Less: valuation allowance	(51,242)	(58,943)
Net deferred tax assets	8,852	8,714
Deferred tax liabilities:
Unrealized foreign exchange gain	(1,181)	(29)
Prepaid pension cost	(417)	(450)
Acquired intangible assets	(1,178)	(572)
Other	(46)	(7)
Total gross deferred tax liabilities	(2,822)	(1,058)
Net deferred tax assets	$6,030	7,656

Schedule of Valuation Allowance [Table Text Block]
The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2015, 2016 and 2017 follows:

Period	Balance at beginning of year	Additions Charges to earnings	Deductions- Credits to earnings	Expirations and Forfeitures	Others (Note)	Balance at end of year
	(in thousands)

Year 2015	$40,966	6,640	-	(2,141)	(1,145)	44,320
Year 2016	$44,320	7,077	(275)	(998)	1,118	51,242
Year 2017	$51,242	6,153	(331)	(1,481)	3,360	58,943

Schedule of Operating Loss Carryforwards [Table Text Block]
As of December 31, 2017, the Company’s unused operating loss carryforward for statutory tax were as follows:

	Deductible amount	Tax effect	Expiration year

	(in thousands)

Taiwan operations	$104,276	$17,727	2018~2022
	104,125	17,701	2023~2027
Hong Kong operations	1,798	297	Indefinitely
US operations	9,329	2,539	2024~2037
		$38,264

Schedule of Tax Credit Carryforwards [Table Text Block]	As of December 31, 2017, all of the Company’s unused tax credits were as follows:
	Tax effect	Expiration year
	(in thousands)

Taiwan operation	$618	2018~2019
US operations	1,560	2020~2034
	$2,178

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)

Balance at beginning of year	$788	1,335	1,052
Increase related to prior year tax positions	292	-	384
Decrease related to prior year tax positions	-	(292)	(641)
Increase related to current year tax positions	630	-	-
Settlements	(368)	-	-
Lapse of statute of limitations	(7)	(2)	(41)
Effect of exchange rate change	-	11	-
Balance at end of year	$1,335	1,052	754